Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Payables and Other Current Liabilities

	At December 31,
	2019	2020	2021
	(in thousands)
Trade payables	$8,834	$15,701	$13,916
Other current liabilities:
Employees and social debts	3,575	7,424	7,987
Provisions	—	89	—
Others	965	963	1,193
Total other current liabilities	$4,540	$8,476	$9,180
Contract liabilities:
License and development services agreement (See Note 19)	5,085	12,392	8,201
Deferred revenue	727	753	476
	$5,812	$13,145	$8,677